UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

August 31, 2011

1.859201.103

FLC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 126.4%
	Shares	Value
COMMON STOCKS - 125.2% CONSUMER DISCRETIONARY - 19.0%
Auto Components - 2.2%
Lear Corp.	5,300	$ 253,234
TRW Automotive Holdings Corp. (a)	6,800	283,492
		536,726
Diversified Consumer Services - 1.8%
ITT Educational Services, Inc. (a)	2,600	187,616
Weight Watchers International, Inc.	4,100	248,132
		435,748
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	10,300	232,574
Wyndham Worldwide Corp.	8,200	266,336
		498,910
Media - 4.7%
CBS Corp. Class B	10,900	273,045
Comcast Corp. Class A (special) (non-vtg.)	7,800	165,048
DISH Network Corp. Class A (a)	13,600	338,096
Viacom, Inc. Class B (non-vtg.)	7,600	366,624
		1,142,813
Specialty Retail - 6.4%
GameStop Corp. Class A (a)	7,800	186,654
Home Depot, Inc.	13,800	460,644
Limited Brands, Inc.	15,300	577,422
Lithia Motors, Inc. Class A (sub. vtg.)	11,100	209,457
Signet Jewelers Ltd.	3,100	120,714
		1,554,891
Textiles, Apparel & Luxury Goods - 1.9%
VF Corp.	4,000	468,240
TOTAL CONSUMER DISCRETIONARY		4,637,328
CONSUMER STAPLES - 8.5%
Beverages - 3.0%
Anheuser-Busch InBev SA NV	13,193	728,299
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	8,200	84,542
Fresh Del Monte Produce, Inc.	5,800	140,012
Kraft Foods, Inc. Class A	6,900	241,638
		466,192
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	6,370	68,605
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued CONSUMER STAPLES - continued
Tobacco - 3.3%
Imperial Tobacco Group PLC	5,605	$ 185,845
Lorillard, Inc.	5,500	612,810
		798,655
TOTAL CONSUMER STAPLES		2,061,751
ENERGY - 14.2%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	3,700	226,107
Basic Energy Services, Inc. (a)	4,500	98,370
Halliburton Co.	12,500	554,625
Helix Energy Solutions Group, Inc. (a)	7,300	123,297
Helmerich & Payne, Inc.	2,100	119,742
Nabors Industries Ltd. (a)	5,400	99,576
Newpark Resources, Inc. (a)	15,300	126,684
		1,348,401
Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.	100	9,891
CVR Energy, Inc. (a)	10,900	310,323
HollyFrontier Corp.	5,292	379,754
Marathon Oil Corp.	18,400	495,328
Tesoro Corp. (a)	16,400	394,584
Valero Energy Corp.	13,800	313,536
Western Refining, Inc. (a)	11,500	200,560
		2,103,976
TOTAL ENERGY		3,452,377
FINANCIALS - 20.2%
Commercial Banks - 3.3%
Wells Fargo & Co.	30,400	793,440
Consumer Finance - 4.6%
Capital One Financial Corp.	17,200	792,060
SLM Corp.	23,800	326,774
		1,118,834
Diversified Financial Services - 5.4%
JPMorgan Chase & Co.	31,200	1,171,871
KKR Financial Holdings LLC	18,100	156,565
		1,328,436
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued FINANCIALS - continued
Insurance - 5.2%
Hartford Financial Services Group, Inc.	22,800	$ 436,392
Lincoln National Corp.	9,800	203,350
Prudential Financial, Inc.	9,800	492,058
Unum Group	5,800	136,532
		1,268,332
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	10,200	290,802
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	7,400	124,618
TOTAL FINANCIALS		4,924,462
HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 4.7%
Boston Scientific Corp. (a)	37,700	255,606
Covidien PLC	7,100	370,478
DENTSPLY International, Inc.	7,100	249,920
The Cooper Companies, Inc.	3,700	278,499
		1,154,503
Health Care Providers & Services - 6.8%
Aetna, Inc.	13,300	532,399
AmerisourceBergen Corp.	3,200	126,656
CIGNA Corp.	5,300	247,722
HealthSpring, Inc. (a)	9,500	370,880
Humana, Inc.	3,200	248,448
McKesson Corp.	1,500	119,895
		1,646,000
Pharmaceuticals - 2.3%
Eli Lilly & Co.	15,200	570,152
TOTAL HEALTH CARE		3,370,655
INDUSTRIALS - 12.8%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	4,700	256,573
Airlines - 1.3%
Alaska Air Group, Inc. (a)	5,400	311,742
Commercial Services & Supplies - 1.2%
Sykes Enterprises, Inc. (a)	18,000	281,700
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued INDUSTRIALS - continued
Construction & Engineering - 4.2%
Foster Wheeler AG (a)	5,300	$ 130,115
KBR, Inc.	16,000	480,800
MasTec, Inc. (a)	18,500	410,700
		1,021,615
Electrical Equipment - 0.5%
General Cable Corp. (a)	2,300	69,345
Harbin Electric, Inc. (a)	3,400	56,372
		125,717
Industrial Conglomerates - 2.6%
General Electric Co.	38,400	626,304
Road & Rail - 2.0%
CSX Corp.	11,300	247,922
Norfolk Southern Corp.	3,700	250,416
		498,338
TOTAL INDUSTRIALS		3,121,989
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR (a)	30,200	110,532
Motorola Solutions, Inc.	8,400	353,556
		464,088
Computers & Peripherals - 6.5%
Dell, Inc. (a)	16,300	242,300
Hewlett-Packard Co.	25,000	650,750
Seagate Technology	22,100	255,918
Western Digital Corp. (a)	14,800	436,452
		1,585,420
Electronic Equipment & Components - 1.7%
Flextronics International Ltd. (a)	19,200	110,400
Jabil Circuit, Inc.	18,400	310,040
		420,440
Internet Software & Services - 0.2%
Facebook, Inc. Class B (a)(d)	1,558	38,950
IT Services - 5.2%
Accenture PLC Class A	2,600	139,334
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	4,400	$ 411,004
MasterCard, Inc. Class A	2,200	725,362
		1,275,700
Semiconductors & Semiconductor Equipment - 4.3%
Entegris, Inc. (a)	28,400	213,568
GT Advanced Technologies, Inc. (a)	14,700	179,487
Samsung Electronics Co. Ltd.	790	551,939
Teradyne, Inc. (a)	8,900	107,690
		1,052,684
Software - 1.6%
Oracle Corp.	13,500	378,945
TOTAL INFORMATION TECHNOLOGY		5,216,227
MATERIALS - 8.4%
Chemicals - 4.7%
BASF AG	4,123	294,211
Celanese Corp. Class A	5,100	239,751
Rockwood Holdings, Inc. (a)	3,700	188,700
W.R. Grace & Co. (a)	4,400	173,448
Westlake Chemical Corp.	5,500	252,725
		1,148,835
Metals & Mining - 3.1%
Anglo American PLC (United Kingdom)	6,000	250,139
Freeport-McMoRan Copper & Gold, Inc.	5,400	254,556
Reliance Steel & Aluminum Co.	5,900	244,496
		749,191
Paper & Forest Products - 0.6%
Domtar Corp.	1,700	136,544
TOTAL MATERIALS		2,034,570
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
BT Group PLC	283,000	785,109
UTILITIES - 3.7%
Electric Utilities - 1.3%
El Paso Electric Co.	8,800	304,392
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued UTILITIES - continued
Independent Power Producers & Energy Traders - 2.4%
The AES Corp. (a)	53,900	$ 585,354
TOTAL UTILITIES		889,746
TOTAL COMMON STOCKS (Cost $32,101,297)		30,494,214
NONCONVERTIBLE PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Volkswagen AG (Cost $306,285)	1,800	299,843
TOTAL LONG STOCK POSITIONS - 126.4% (Cost $32,407,582)		30,794,057
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.11% (b) (Cost $1,332,234)	1,332,234	1,332,234
TOTAL INVESTMENT PORTFOLIO - 131.9% (Cost $33,739,816)		32,126,291
TOTAL SECURITIES SOLD SHORT - (29.9)% (Proceeds $8,603,704)		(7,268,237)
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(509,098)
NET ASSETS - 100%		$ 24,348,956
SHORT STOCK POSITIONS - (29.9)%
COMMON STOCKS - (29.9)%
CONSUMER DISCRETIONARY - (4.5)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,700)	(117,956)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - (0.7)%
Universal Technical Institute, Inc.	(11,600)	$ (168,896)
Hotels, Restaurants & Leisure - (0.9)%
Marriott International, Inc. Class A	(5,600)	(163,968)
Orient Express Hotels Ltd. Class A	(8,300)	(65,072)
		(229,040)
Media - (1.4)%
DreamWorks Animation SKG, Inc. Class A	(6,800)	(143,616)
Lamar Advertising Co. Class A	(9,700)	(202,827)
		(346,443)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(45,500)	(242,970)
TOTAL CONSUMER DISCRETIONARY		(1,105,305)
CONSUMER STAPLES - (1.0)%
Food & Staples Retailing - (1.0)%
Sysco Corp.	(8,500)	(237,405)
ENERGY - (1.2)%
Oil, Gas & Consumable Fuels - (1.2)%
Comstock Resources, Inc.	(7,900)	(160,765)
Penn Virginia Corp.	(16,000)	(130,560)
		(291,325)
FINANCIALS - (5.8)%
Capital Markets - (2.2)%
Deutsche Bank AG (NY Shares)	(2,800)	(113,316)
Eaton Vance Corp. (non-vtg.)	(7,700)	(187,957)
Janus Capital Group, Inc.	(15,600)	(113,880)
T. Rowe Price Group, Inc.	(2,500)	(133,700)
		(548,853)
Commercial Banks - (0.5)%
First Horizon National Corp.	(17,396)	(122,468)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued FINANCIALS - continued
Real Estate Investment Trusts - (3.1)%
Corporate Office Properties Trust (SBI)	(8,200)	$ (219,678)
DuPont Fabros Technology, Inc.	(5,500)	(127,325)
Mack-Cali Realty Corp.	(7,200)	(224,280)
Plum Creek Timber Co., Inc.	(4,600)	(174,662)
		(745,945)
TOTAL FINANCIALS		(1,417,266)
HEALTH CARE - (4.2)%
Biotechnology - (1.5)%
Myriad Genetics, Inc.	(10,900)	(216,147)
Sangamo Biosciences, Inc.	(27,600)	(149,316)
		(365,463)
Health Care Equipment & Supplies - (2.2)%
Abaxis, Inc.	(8,600)	(213,882)
Neogen Corp.	(6,200)	(215,264)
NuVasive, Inc.	(4,200)	(101,766)
		(530,912)
Life Sciences Tools & Services - (0.5)%
Illumina, Inc.	(2,300)	(119,830)
TOTAL HEALTH CARE		(1,016,205)
INDUSTRIALS - (2.8)%
Airlines - (0.8)%
AMR Corp.	(56,700)	(205,254)
Building Products - (1.0)%
Masco Corp.	(27,000)	(239,490)
Machinery - (1.0)%
RBC Bearings, Inc.	(6,400)	(223,680)
TOTAL INDUSTRIALS		(668,424)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued INFORMATION TECHNOLOGY - (4.8)%
Communications Equipment - (0.9)%
F5 Networks, Inc.	(2,700)	$ (220,374)
Electronic Equipment & Components - (0.8)%
Dolby Laboratories, Inc. Class A	(5,800)	(194,880)
Semiconductors & Semiconductor Equipment - (3.1)%
Atmel Corp.	(24,500)	(223,195)
FormFactor, Inc.	(27,900)	(220,131)
Mattson Technology, Inc.	(74,900)	(110,103)
Silicon Laboratories, Inc.	(6,000)	(207,420)
		(760,849)
TOTAL INFORMATION TECHNOLOGY		(1,176,103)
MATERIALS - (3.7)%
Chemicals - (0.9)%
The Scotts Miracle-Gro Co. Class A	(4,700)	(228,232)
Construction Materials - (0.8)%
Vulcan Materials Co.	(5,300)	(185,659)
Metals & Mining - (1.1)%
Titanium Metals Corp.	(15,700)	(251,671)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(34,600)	(230,782)
TOTAL MATERIALS		(896,344)
UTILITIES - (1.9)%
Electric Utilities - (1.2)%
Progress Energy, Inc.	(6,100)	(297,680)
Independent Power Producers & Energy Traders - (0.7)%
Black Hills Corp.	(5,300)	(162,180)
TOTAL UTILITIES		(459,860)
TOTAL SHORT STOCK POSITIONS - (29.9)% (Proceeds $8,603,704)		$ (7,268,237)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $23,658,921 are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,950 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,267
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,937,171	$ 4,937,171	$ -	$ -
Consumer Staples	2,061,751	1,333,452	728,299	-
Energy	3,452,377	3,452,377	-	-
Financials	4,924,462	4,924,462	-	-
Health Care	3,370,655	3,370,655	-	-
Industrials	3,121,989	3,121,989	-	-
Information Technology	5,216,227	5,177,277	-	38,950
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 2,034,570	$ 2,034,570	$ -	$ -
Telecommunication Services	785,109	-	785,109	-
Utilities	889,746	889,746	-	-
Money Market Funds	1,332,234	1,332,234	-	-
Short Positions	(7,268,237)	(7,268,237)	-	-
Total Investments in Securities:	$ 24,858,054	$ 23,305,696	$ 1,513,408	$ 38,950
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	38,961
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $33,795,070. Net unrealized depreciation aggregated $1,668,779, of which $1,261,308 related to appreciated investment securities and $2,930,087 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859223.103

AFLC-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 126.4%
	Shares	Value
COMMON STOCKS - 125.2% CONSUMER DISCRETIONARY - 19.0%
Auto Components - 2.2%
Lear Corp.	5,300	$ 253,234
TRW Automotive Holdings Corp. (a)	6,800	283,492
		536,726
Diversified Consumer Services - 1.8%
ITT Educational Services, Inc. (a)	2,600	187,616
Weight Watchers International, Inc.	4,100	248,132
		435,748
Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	10,300	232,574
Wyndham Worldwide Corp.	8,200	266,336
		498,910
Media - 4.7%
CBS Corp. Class B	10,900	273,045
Comcast Corp. Class A (special) (non-vtg.)	7,800	165,048
DISH Network Corp. Class A (a)	13,600	338,096
Viacom, Inc. Class B (non-vtg.)	7,600	366,624
		1,142,813
Specialty Retail - 6.4%
GameStop Corp. Class A (a)	7,800	186,654
Home Depot, Inc.	13,800	460,644
Limited Brands, Inc.	15,300	577,422
Lithia Motors, Inc. Class A (sub. vtg.)	11,100	209,457
Signet Jewelers Ltd.	3,100	120,714
		1,554,891
Textiles, Apparel & Luxury Goods - 1.9%
VF Corp.	4,000	468,240
TOTAL CONSUMER DISCRETIONARY		4,637,328
CONSUMER STAPLES - 8.5%
Beverages - 3.0%
Anheuser-Busch InBev SA NV	13,193	728,299
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	8,200	84,542
Fresh Del Monte Produce, Inc.	5,800	140,012
Kraft Foods, Inc. Class A	6,900	241,638
		466,192
Personal Products - 0.3%
Prestige Brands Holdings, Inc. (a)	6,370	68,605
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued CONSUMER STAPLES - continued
Tobacco - 3.3%
Imperial Tobacco Group PLC	5,605	$ 185,845
Lorillard, Inc.	5,500	612,810
		798,655
TOTAL CONSUMER STAPLES		2,061,751
ENERGY - 14.2%
Energy Equipment & Services - 5.5%
Baker Hughes, Inc.	3,700	226,107
Basic Energy Services, Inc. (a)	4,500	98,370
Halliburton Co.	12,500	554,625
Helix Energy Solutions Group, Inc. (a)	7,300	123,297
Helmerich & Payne, Inc.	2,100	119,742
Nabors Industries Ltd. (a)	5,400	99,576
Newpark Resources, Inc. (a)	15,300	126,684
		1,348,401
Oil, Gas & Consumable Fuels - 8.7%
Chevron Corp.	100	9,891
CVR Energy, Inc. (a)	10,900	310,323
HollyFrontier Corp.	5,292	379,754
Marathon Oil Corp.	18,400	495,328
Tesoro Corp. (a)	16,400	394,584
Valero Energy Corp.	13,800	313,536
Western Refining, Inc. (a)	11,500	200,560
		2,103,976
TOTAL ENERGY		3,452,377
FINANCIALS - 20.2%
Commercial Banks - 3.3%
Wells Fargo & Co.	30,400	793,440
Consumer Finance - 4.6%
Capital One Financial Corp.	17,200	792,060
SLM Corp.	23,800	326,774
		1,118,834
Diversified Financial Services - 5.4%
JPMorgan Chase & Co.	31,200	1,171,871
KKR Financial Holdings LLC	18,100	156,565
		1,328,436
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued FINANCIALS - continued
Insurance - 5.2%
Hartford Financial Services Group, Inc.	22,800	$ 436,392
Lincoln National Corp.	9,800	203,350
Prudential Financial, Inc.	9,800	492,058
Unum Group	5,800	136,532
		1,268,332
Real Estate Investment Trusts - 1.2%
American Capital Agency Corp.	10,200	290,802
Real Estate Management & Development - 0.5%
Brookfield Properties Corp.	7,400	124,618
TOTAL FINANCIALS		4,924,462
HEALTH CARE - 13.8%
Health Care Equipment & Supplies - 4.7%
Boston Scientific Corp. (a)	37,700	255,606
Covidien PLC	7,100	370,478
DENTSPLY International, Inc.	7,100	249,920
The Cooper Companies, Inc.	3,700	278,499
		1,154,503
Health Care Providers & Services - 6.8%
Aetna, Inc.	13,300	532,399
AmerisourceBergen Corp.	3,200	126,656
CIGNA Corp.	5,300	247,722
HealthSpring, Inc. (a)	9,500	370,880
Humana, Inc.	3,200	248,448
McKesson Corp.	1,500	119,895
		1,646,000
Pharmaceuticals - 2.3%
Eli Lilly & Co.	15,200	570,152
TOTAL HEALTH CARE		3,370,655
INDUSTRIALS - 12.8%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	4,700	256,573
Airlines - 1.3%
Alaska Air Group, Inc. (a)	5,400	311,742
Commercial Services & Supplies - 1.2%
Sykes Enterprises, Inc. (a)	18,000	281,700
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued INDUSTRIALS - continued
Construction & Engineering - 4.2%
Foster Wheeler AG (a)	5,300	$ 130,115
KBR, Inc.	16,000	480,800
MasTec, Inc. (a)	18,500	410,700
		1,021,615
Electrical Equipment - 0.5%
General Cable Corp. (a)	2,300	69,345
Harbin Electric, Inc. (a)	3,400	56,372
		125,717
Industrial Conglomerates - 2.6%
General Electric Co.	38,400	626,304
Road & Rail - 2.0%
CSX Corp.	11,300	247,922
Norfolk Southern Corp.	3,700	250,416
		498,338
TOTAL INDUSTRIALS		3,121,989
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR (a)	30,200	110,532
Motorola Solutions, Inc.	8,400	353,556
		464,088
Computers & Peripherals - 6.5%
Dell, Inc. (a)	16,300	242,300
Hewlett-Packard Co.	25,000	650,750
Seagate Technology	22,100	255,918
Western Digital Corp. (a)	14,800	436,452
		1,585,420
Electronic Equipment & Components - 1.7%
Flextronics International Ltd. (a)	19,200	110,400
Jabil Circuit, Inc.	18,400	310,040
		420,440
Internet Software & Services - 0.2%
Facebook, Inc. Class B (a)(d)	1,558	38,950
IT Services - 5.2%
Accenture PLC Class A	2,600	139,334
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	4,400	$ 411,004
MasterCard, Inc. Class A	2,200	725,362
		1,275,700
Semiconductors & Semiconductor Equipment - 4.3%
Entegris, Inc. (a)	28,400	213,568
GT Advanced Technologies, Inc. (a)	14,700	179,487
Samsung Electronics Co. Ltd.	790	551,939
Teradyne, Inc. (a)	8,900	107,690
		1,052,684
Software - 1.6%
Oracle Corp.	13,500	378,945
TOTAL INFORMATION TECHNOLOGY		5,216,227
MATERIALS - 8.4%
Chemicals - 4.7%
BASF AG	4,123	294,211
Celanese Corp. Class A	5,100	239,751
Rockwood Holdings, Inc. (a)	3,700	188,700
W.R. Grace & Co. (a)	4,400	173,448
Westlake Chemical Corp.	5,500	252,725
		1,148,835
Metals & Mining - 3.1%
Anglo American PLC (United Kingdom)	6,000	250,139
Freeport-McMoRan Copper & Gold, Inc.	5,400	254,556
Reliance Steel & Aluminum Co.	5,900	244,496
		749,191
Paper & Forest Products - 0.6%
Domtar Corp.	1,700	136,544
TOTAL MATERIALS		2,034,570
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
BT Group PLC	283,000	785,109
UTILITIES - 3.7%
Electric Utilities - 1.3%
El Paso Electric Co.	8,800	304,392
LONG STOCK POSITIONS (c) - continued
	Shares	Value
COMMON STOCKS - continued UTILITIES - continued
Independent Power Producers & Energy Traders - 2.4%
The AES Corp. (a)	53,900	$ 585,354
TOTAL UTILITIES		889,746
TOTAL COMMON STOCKS (Cost $32,101,297)		30,494,214
NONCONVERTIBLE PREFERRED STOCKS - 1.2%
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 1.2%
Volkswagen AG (Cost $306,285)	1,800	299,843
TOTAL LONG STOCK POSITIONS - 126.4% (Cost $32,407,582)		30,794,057
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.11% (b) (Cost $1,332,234)	1,332,234	1,332,234
TOTAL INVESTMENT PORTFOLIO - 131.9% (Cost $33,739,816)		32,126,291
TOTAL SECURITIES SOLD SHORT - (29.9)% (Proceeds $8,603,704)		(7,268,237)
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(509,098)
NET ASSETS - 100%		$ 24,348,956
SHORT STOCK POSITIONS - (29.9)%
COMMON STOCKS - (29.9)%
CONSUMER DISCRETIONARY - (4.5)%
Auto Components - (0.5)%
Johnson Controls, Inc.	(3,700)	(117,956)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - (0.7)%
Universal Technical Institute, Inc.	(11,600)	$ (168,896)
Hotels, Restaurants & Leisure - (0.9)%
Marriott International, Inc. Class A	(5,600)	(163,968)
Orient Express Hotels Ltd. Class A	(8,300)	(65,072)
		(229,040)
Media - (1.4)%
DreamWorks Animation SKG, Inc. Class A	(6,800)	(143,616)
Lamar Advertising Co. Class A	(9,700)	(202,827)
		(346,443)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(45,500)	(242,970)
TOTAL CONSUMER DISCRETIONARY		(1,105,305)
CONSUMER STAPLES - (1.0)%
Food & Staples Retailing - (1.0)%
Sysco Corp.	(8,500)	(237,405)
ENERGY - (1.2)%
Oil, Gas & Consumable Fuels - (1.2)%
Comstock Resources, Inc.	(7,900)	(160,765)
Penn Virginia Corp.	(16,000)	(130,560)
		(291,325)
FINANCIALS - (5.8)%
Capital Markets - (2.2)%
Deutsche Bank AG (NY Shares)	(2,800)	(113,316)
Eaton Vance Corp. (non-vtg.)	(7,700)	(187,957)
Janus Capital Group, Inc.	(15,600)	(113,880)
T. Rowe Price Group, Inc.	(2,500)	(133,700)
		(548,853)
Commercial Banks - (0.5)%
First Horizon National Corp.	(17,396)	(122,468)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued FINANCIALS - continued
Real Estate Investment Trusts - (3.1)%
Corporate Office Properties Trust (SBI)	(8,200)	$ (219,678)
DuPont Fabros Technology, Inc.	(5,500)	(127,325)
Mack-Cali Realty Corp.	(7,200)	(224,280)
Plum Creek Timber Co., Inc.	(4,600)	(174,662)
		(745,945)
TOTAL FINANCIALS		(1,417,266)
HEALTH CARE - (4.2)%
Biotechnology - (1.5)%
Myriad Genetics, Inc.	(10,900)	(216,147)
Sangamo Biosciences, Inc.	(27,600)	(149,316)
		(365,463)
Health Care Equipment & Supplies - (2.2)%
Abaxis, Inc.	(8,600)	(213,882)
Neogen Corp.	(6,200)	(215,264)
NuVasive, Inc.	(4,200)	(101,766)
		(530,912)
Life Sciences Tools & Services - (0.5)%
Illumina, Inc.	(2,300)	(119,830)
TOTAL HEALTH CARE		(1,016,205)
INDUSTRIALS - (2.8)%
Airlines - (0.8)%
AMR Corp.	(56,700)	(205,254)
Building Products - (1.0)%
Masco Corp.	(27,000)	(239,490)
Machinery - (1.0)%
RBC Bearings, Inc.	(6,400)	(223,680)
TOTAL INDUSTRIALS		(668,424)
SHORT STOCK POSITIONS - continued
	Shares	Value
COMMON STOCKS - continued INFORMATION TECHNOLOGY - (4.8)%
Communications Equipment - (0.9)%
F5 Networks, Inc.	(2,700)	$ (220,374)
Electronic Equipment & Components - (0.8)%
Dolby Laboratories, Inc. Class A	(5,800)	(194,880)
Semiconductors & Semiconductor Equipment - (3.1)%
Atmel Corp.	(24,500)	(223,195)
FormFactor, Inc.	(27,900)	(220,131)
Mattson Technology, Inc.	(74,900)	(110,103)
Silicon Laboratories, Inc.	(6,000)	(207,420)
		(760,849)
TOTAL INFORMATION TECHNOLOGY		(1,176,103)
MATERIALS - (3.7)%
Chemicals - (0.9)%
The Scotts Miracle-Gro Co. Class A	(4,700)	(228,232)
Construction Materials - (0.8)%
Vulcan Materials Co.	(5,300)	(185,659)
Metals & Mining - (1.1)%
Titanium Metals Corp.	(15,700)	(251,671)
Paper & Forest Products - (0.9)%
Louisiana-Pacific Corp.	(34,600)	(230,782)
TOTAL MATERIALS		(896,344)
UTILITIES - (1.9)%
Electric Utilities - (1.2)%
Progress Energy, Inc.	(6,100)	(297,680)
Independent Power Producers & Energy Traders - (0.7)%
Black Hills Corp.	(5,300)	(162,180)
TOTAL UTILITIES		(459,860)
TOTAL SHORT STOCK POSITIONS - (29.9)% (Proceeds $8,603,704)		$ (7,268,237)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) A portion of the securities, totaling $23,658,921 are pledged with brokers as collateral for securities sold short.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,950 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 38,961
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,267
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,937,171	$ 4,937,171	$ -	$ -
Consumer Staples	2,061,751	1,333,452	728,299	-
Energy	3,452,377	3,452,377	-	-
Financials	4,924,462	4,924,462	-	-
Health Care	3,370,655	3,370,655	-	-
Industrials	3,121,989	3,121,989	-	-
Information Technology	5,216,227	5,177,277	-	38,950
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Materials	$ 2,034,570	$ 2,034,570	$ -	$ -
Telecommunication Services	785,109	-	785,109	-
Utilities	889,746	889,746	-	-
Money Market Funds	1,332,234	1,332,234	-	-
Short Positions	(7,268,237)	(7,268,237)	-	-
Total Investments in Securities:	$ 24,858,054	$ 23,305,696	$ 1,513,408	$ 38,950
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11)
Cost of Purchases	38,961
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 38,950
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (11)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $33,795,070. Net unrealized depreciation aggregated $1,668,779, of which $1,261,308 related to appreciated investment securities and $2,930,087 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund
Growth Company
Class K
Class F

August 31, 2011

1.805820.107

GCF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.2%
Automobiles - 0.2%
Ford Motor Co. (a)	5,645,000	$ 62,772
General Motors Co.	22,800	548
Tesla Motors, Inc. (a)(d)	275,000	6,804
		70,124
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(d)(e)	1,851,707	84,419
K12, Inc. (a)(d)	960,000	25,805
Weight Watchers International, Inc.	1,503,600	90,998
		201,222
Hotels, Restaurants & Leisure - 4.7%
Arcos Dorados Holdings, Inc.	1,597,600	44,046
BJ's Restaurants, Inc. (a)(e)	2,442,104	112,752
Buffalo Wild Wings, Inc. (a)	894,900	55,153
Chipotle Mexican Grill, Inc. (a)	300,000	94,011
Darden Restaurants, Inc.	680,000	32,708
Dunkin' Brands Group, Inc. (a)(d)	2,581,840	68,006
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	3,215,000	122,942
Hyatt Hotels Corp. Class A (a)	4,373,440	155,301
Las Vegas Sands Corp. (a)	2,385,000	111,069
McDonald's Corp.	6,050,000	547,283
Panera Bread Co. Class A (a)	935,000	107,665
Starbucks Corp.	6,538,400	252,513
Starwood Hotels & Resorts Worldwide, Inc.	680,000	30,301
The Cheesecake Factory, Inc. (a)	1,515,000	41,587
		1,775,337
Household Durables - 1.3%
Gafisa SA sponsored ADR (d)	1,570,000	14,789
Lennar Corp. Class A	2,736,253	40,223
SodaStream International Ltd. (d)(e)	1,302,972	46,190
Tempur-Pedic International, Inc. (a)	1,620,000	94,349
Toll Brothers, Inc. (a)	5,127,787	88,147
Tupperware Brands Corp. (e)	3,050,000	202,825
		486,523
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	2,476,000	533,058
Netflix, Inc. (a)	286,000	67,213
Priceline.com, Inc. (a)	293,000	157,417
		757,688
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.4%
Comcast Corp. Class A	3,097,500	$ 66,627
IMAX Corp. (a)	1,040,500	18,240
Pandora Media, Inc. (d)	2,191,600	28,929
Time Warner, Inc.	1,025,650	32,472
		146,268
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	562,500	40,174
JCPenney Co., Inc.	3,650,000	97,200
Kohl's Corp.	1,240,000	57,462
Nordstrom, Inc.	800,000	36,368
Target Corp.	140,000	7,234
		238,438
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	2,160,000	137,398
AutoNation, Inc. (a)(d)	1,050,000	42,399
Bed Bath & Beyond, Inc. (a)	1,300,000	73,918
CarMax, Inc. (a)	720,000	20,239
Express, Inc.	2,085,000	39,803
Francescas Holdings Corp. (a)	1,078,679	24,734
GameStop Corp. Class A (a)	140,000	3,350
Home Depot, Inc.	1,960,000	65,425
Limited Brands, Inc.	1,035,000	39,061
Lumber Liquidators Holdings, Inc. (a)(d)(e)	2,760,167	41,789
Teavana Holdings, Inc. (a)(d)	449,300	11,659
Tiffany & Co., Inc.	625,000	44,975
Urban Outfitters, Inc. (a)	240,000	6,282
		551,032
Textiles, Apparel & Luxury Goods - 4.0%
Coach, Inc.	2,082,200	117,061
Fossil, Inc. (a)(e)	5,378,293	519,597
lululemon athletica, Inc. (a)(d)(e)	12,117,100	663,169
NIKE, Inc. Class B	1,289,000	111,692
Under Armour, Inc. Class A (sub. vtg.) (a)	100,000	7,086
Vera Bradley, Inc. (d)(e)	2,424,357	85,095
		1,503,700
TOTAL CONSUMER DISCRETIONARY		5,730,332
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 9.7%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc.	1,480,000	$ 56,950
Hansen Natural Corp. (a)	1,110,000	94,705
PepsiCo, Inc.	2,826,640	182,120
The Coca-Cola Co.	6,257,500	440,841
		774,616
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	2,345,800	184,239
CVS Caremark Corp.	2,780	100
Droga Raia SA	756,000	13,297
Fresh Market, Inc. (d)	2,348,468	90,674
Kroger Co.	353,200	8,321
Wal-Mart Stores, Inc.	2,855,300	151,931
Walgreen Co.	4,855,000	170,945
Whole Foods Market, Inc.	1,680,000	110,930
		730,437
Food Products - 1.4%
Archer Daniels Midland Co.	135,000	3,845
Dean Foods Co. (a)	1,500,000	12,960
General Mills, Inc.	1,165,600	44,188
Green Mountain Coffee Roasters, Inc. (a)	2,162,978	226,550
Hershey Co.	460,000	26,979
Kellogg Co.	1,265,000	68,715
Mead Johnson Nutrition Co. Class A	1,206,800	85,985
Sara Lee Corp.	685,000	12,357
Smithfield Foods, Inc. (a)	1,555,000	34,086
		515,665
Household Products - 0.8%
Church & Dwight Co., Inc.	2,660,000	115,816
Colgate-Palmolive Co.	1,230,000	110,663
Kimberly-Clark Corp.	670,000	46,337
Procter & Gamble Co.	269,483	17,161
		289,977
Personal Products - 1.6%
Avon Products, Inc.	668,615	15,084
Herbalife Ltd. (e)	9,925,210	553,827
Nu Skin Enterprises, Inc. Class A	1,180,000	49,902
		618,813
Tobacco - 1.9%
Altria Group, Inc.	7,025,380	191,020
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	305,000	$ 33,983
Philip Morris International, Inc.	7,180,380	497,744
		722,747
TOTAL CONSUMER STAPLES		3,652,255
ENERGY - 11.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	1,060,000	64,777
Carbo Ceramics, Inc.	820,000	131,323
FMC Technologies, Inc. (a)	1,850,000	82,251
Halliburton Co.	4,775,000	211,867
Schlumberger Ltd.	5,999,600	468,689
Transocean Ltd. (United States)	1,710,000	95,794
Weatherford International Ltd. (a)	1,445,000	24,753
		1,079,454
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	1,627,594	120,035
Apache Corp.	1,105,000	113,892
Chesapeake Energy Corp.	10,425,000	337,666
Chevron Corp.	1,355,000	134,023
Concho Resources, Inc. (a)	1,135,000	98,688
Continental Resources, Inc. (a)	1,110,000	62,038
Devon Energy Corp.	880,000	59,690
EOG Resources, Inc.	635,000	58,795
Exxon Mobil Corp.	17,625,000	1,304,955
Hess Corp.	1,925,000	114,230
Noble Energy, Inc.	910,000	80,408
Occidental Petroleum Corp.	1,345,000	116,665
Peabody Energy Corp.	1,435,000	70,028
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	750,000	19,988
Range Resources Corp.	2,173,689	140,768
Solazyme, Inc.	1,554,600	21,780
Southwestern Energy Co. (a)	3,722,461	141,267
Ultra Petroleum Corp. (a)	1,160,000	38,860
Valero Energy Corp.	2,840,000	64,525
		3,098,301
TOTAL ENERGY		4,177,755
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.0%
Capital Markets - 0.6%
Charles Schwab Corp.	4,294,975	$ 52,957
Franklin Resources, Inc.	495,000	59,360
ICG Group, Inc. (a)(e)	3,775,000	38,675
T. Rowe Price Group, Inc.	1,015,000	54,282
TD Ameritrade Holding Corp.	765,000	11,766
		217,040
Commercial Banks - 0.7%
Banco Bradesco SA (PN) sponsored ADR	2,040,000	36,414
HDFC Bank Ltd. sponsored ADR	2,375,000	79,230
ICICI Bank Ltd. sponsored ADR	1,255,000	49,397
PrivateBancorp, Inc. (e)	3,742,500	33,233
Signature Bank, New York (a)	656,885	36,529
Wells Fargo & Co.	1,402,300	36,600
		271,403
Consumer Finance - 2.0%
American Express Co.	1,492,548	74,195
Discover Financial Services	27,100,444	681,847
		756,042
Diversified Financial Services - 0.6%
BM&F Bovespa SA	13,229,772	77,536
Citigroup, Inc.	1,387,380	43,078
JPMorgan Chase & Co.	2,380,000	89,393
		210,007
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	3,030,135	55,876
TOTAL FINANCIALS		1,510,368
HEALTH CARE - 15.4%
Biotechnology - 10.2%
Acadia Pharmaceuticals, Inc. (a)(e)	2,789,844	3,794
Alexion Pharmaceuticals, Inc. (a)	6,824,060	395,420
Alkermes, Inc. (a)(e)	10,182,261	176,560
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	4,214,665	29,418
Amarin Corp. PLC ADR (a)	700,000	8,057
Amylin Pharmaceuticals, Inc. (a)(e)	14,442,295	163,342
Array Biopharma, Inc. (a)(e)	4,758,770	10,136
AVEO Pharmaceuticals, Inc. (a)	680,600	11,557
Biogen Idec, Inc. (a)	1,425,000	134,235
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,146,744	$ 68,197
Cepheid, Inc. (a)(e)	6,137,555	222,548
Exelixis, Inc. (a)(e)	12,783,506	95,621
Gilead Sciences, Inc. (a)	1,300,000	51,851
Human Genome Sciences, Inc. (a)(e)	19,066,837	245,390
ImmunoGen, Inc. (a)(d)(e)	7,525,984	81,732
Immunomedics, Inc. (a)(d)(e)	7,526,150	30,180
Incyte Corp. (a)(d)	695,000	11,169
InterMune, Inc. (a)(e)	5,603,117	150,724
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,957,871	74,584
Lexicon Pharmaceuticals, Inc. (a)(d)(e)	33,756,550	45,909
Metabolix, Inc. (a)(d)(e)	3,155,799	17,073
Micromet, Inc. (a)(d)(e)	9,204,638	44,274
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,255,000	55,075
Myrexis, Inc. (a)(e)	1,745,124	4,729
Myriad Genetics, Inc. (a)	488,496	9,687
NPS Pharmaceuticals, Inc. (a)(e)	7,362,662	54,925
Pharmasset, Inc. (a)(e)	3,718,283	488,285
Regeneron Pharmaceuticals, Inc. (a)(e)	8,873,928	523,828
Rigel Pharmaceuticals, Inc. (a)(e)	6,549,836	51,613
Seattle Genetics, Inc. (a)(d)(e)	11,377,629	197,857
Transition Therapeutics, Inc. (a)(e)	2,332,446	4,665
Vertex Pharmaceuticals, Inc. (a)	8,884,767	402,213
		3,864,648
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	505,000	28,270
DexCom, Inc. (a)	850,000	10,226
Edwards Lifesciences Corp. (a)	600,000	45,270
HeartWare International, Inc. (a)(d)	662,101	41,587
Insulet Corp. (a)(d)(e)	3,856,400	67,410
Masimo Corp.	615,000	15,172
Medtronic, Inc.	754,964	26,477
St. Jude Medical, Inc.	834,200	37,989
		272,401
Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	485,000	20,613
McKesson Corp.	1,930,000	154,265
Medco Health Solutions, Inc. (a)	612,720	33,173
UnitedHealth Group, Inc.	3,486,400	165,674
		373,725
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.4%
athenahealth, Inc. (a)	99,100	$ 5,748
Cerner Corp. (a)	970,000	63,981
SXC Health Solutions Corp. (a)	1,645,800	89,702
		159,431
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	1,039,878	54,178
Pharmaceuticals - 2.9%
Abbott Laboratories	1,111,500	58,365
Allergan, Inc.	1,775,000	145,213
Bristol-Myers Squibb Co.	1,239,700	36,881
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	42,364,070	452,025
Endocyte, Inc. (e)	1,919,194	21,034
Hospira, Inc. (a)	218,000	10,072
Johnson & Johnson	83,300	5,481
MAP Pharmaceuticals, Inc. (a)(e)	2,729,636	38,215
Merck & Co., Inc.	660,668	21,881
Teva Pharmaceutical Industries Ltd. sponsored ADR	705,000	29,159
Valeant Pharmaceuticals International, Inc. (Canada)	6,402,261	287,029
		1,105,506
TOTAL HEALTH CARE		5,829,889
INDUSTRIALS - 7.0%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	3,220,000	153,948
Lockheed Martin Corp.	1,040,100	77,165
The Boeing Co.	2,539,800	169,811
United Technologies Corp.	4,925,000	365,681
		766,605
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	3,564,000	240,178
Airlines - 0.7%
JetBlue Airways Corp. (a)(d)(e)	29,384,923	127,824
Ryanair Holdings PLC sponsored ADR	1,140,000	30,119
Southwest Airlines Co.	9,498,515	81,877
United Continental Holdings, Inc. (a)	935,000	17,382
		257,202
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Fluor Corp.	805,000	$ 48,880
Orascom Construction Industries SAE GDR	3,392,575	138,383
		187,263
Electrical Equipment - 0.2%
Emerson Electric Co.	1,710,000	79,601
Industrial Conglomerates - 0.5%
3M Co.	865,000	71,778
Danaher Corp.	2,505,000	114,754
		186,532
Machinery - 1.5%
Caterpillar, Inc.	3,560,000	323,960
Cummins, Inc.	1,760,000	163,539
Deere & Co.	845,000	68,293
Pall Corp.	385,000	19,685
		575,477
Road & Rail - 1.0%
CSX Corp.	4,965,000	108,932
Norfolk Southern Corp.	1,065,000	72,079
Union Pacific Corp.	2,020,000	186,183
		367,194
TOTAL INDUSTRIALS		2,660,052
INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 3.0%
Acme Packet, Inc. (a)	1,350,000	63,572
Aruba Networks, Inc. (a)	1,198,031	25,554
F5 Networks, Inc. (a)	855,000	69,785
Infinera Corp. (a)(e)	10,123,181	76,076
Juniper Networks, Inc. (a)	460,000	9,628
QUALCOMM, Inc.	10,493,400	539,990
Research In Motion Ltd. (a)	232,800	7,564
Riverbed Technology, Inc. (a)(e)	13,905,290	344,573
		1,136,742
Computers & Peripherals - 6.6%
Apple, Inc. (a)	5,955,959	2,292,027
Fusion-io, Inc. (d)	2,586,756	64,772
Hewlett-Packard Co.	960,000	24,989
NetApp, Inc. (a)	1,259,686	47,389
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	105,000	$ 3,848
Silicon Graphics International Corp. (a)(d)(e)	2,974,671	47,387
		2,480,412
Electronic Equipment & Components - 0.3%
Corning, Inc.	583,000	8,762
Trimble Navigation Ltd. (a)	895,000	33,240
Universal Display Corp. (a)(d)	1,471,615	72,212
		114,214
Internet Software & Services - 5.6%
Akamai Technologies, Inc. (a)	755,000	16,565
AOL, Inc. (a)(d)	4,465,863	69,578
Baidu.com, Inc. sponsored ADR (a)	2,985,000	435,153
eBay, Inc. (a)	4,367,200	134,815
Facebook, Inc. Class B (a)(g)	1,758,114	43,953
Google, Inc. Class A (a)	1,862,448	1,007,510
LogMeIn, Inc. (a)	170,000	5,313
Mail.ru Group Ltd. GDR (a)(f)	1,577,600	56,762
Mercadolibre, Inc.	350,000	23,583
OpenTable, Inc. (a)(d)	192,300	11,728
Rackspace Hosting, Inc. (a)	3,939,136	144,015
SINA Corp. (a)(d)	635,000	68,205
VeriSign, Inc.	890,000	27,724
Yandex NV	720,000	22,298
YouKu.com, Inc. ADR (a)(d)	1,865,000	46,756
		2,113,958
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	110,068
International Business Machines Corp.	2,939,800	505,381
MasterCard, Inc. Class A	440,000	145,072
ServiceSource International, Inc. (d)	1,487,000	26,870
The Western Union Co.	1,360,000	22,467
VeriFone Systems, Inc. (a)	2,608,010	91,854
Visa, Inc. Class A	3,544,100	311,456
		1,213,168
Semiconductors & Semiconductor Equipment - 4.9%
Altera Corp.	345,000	12,555
ARM Holdings PLC sponsored ADR	1,400,000	38,612
ASML Holding NV	648,888	22,886
Atmel Corp. (a)	6,360,000	57,940
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A	2,600,000	$ 92,690
Cree, Inc. (a)(d)	2,826,131	91,651
Cypress Semiconductor Corp. (e)	16,803,240	266,163
First Solar, Inc. (a)(d)	190,000	18,996
GT Advanced Technologies, Inc. (a)(d)	795,000	9,707
International Rectifier Corp. (a)(e)	3,780,000	86,146
KLA-Tencor Corp.	510,000	18,707
Marvell Technology Group Ltd. (a)	1,918,310	25,226
MaxLinear, Inc. Class A (a)(e)	2,354,608	13,539
Mellanox Technologies Ltd. (a)(e)	3,336,434	98,258
NVIDIA Corp. (a)	28,770,000	382,929
NXP Semiconductors NV	1,285,000	20,933
Rambus, Inc. (a)(d)(e)	11,457,400	133,020
Samsung Electronics Co. Ltd.	50,000	34,933
Semtech Corp. (a)	1,400,000	29,862
Silicon Image, Inc. (a)(e)	6,331,033	33,744
Silicon Laboratories, Inc. (a)(e)	4,600,680	159,046
Tessera Technologies, Inc. (a)	2,506,903	35,297
Texas Instruments, Inc.	3,461,000	90,713
Trina Solar Ltd. (a)(d)	990,000	15,721
Volterra Semiconductor Corp. (a)(e)	2,573,305	52,109
		1,841,383
Software - 9.4%
Activision Blizzard, Inc.	750,000	8,880
Adobe Systems, Inc. (a)	668,236	16,866
Citrix Systems, Inc. (a)	1,551,377	93,750
Electronic Arts, Inc. (a)	60,000	1,355
Fortinet, Inc. (a)	4,529,600	86,651
Informatica Corp. (a)	525,000	21,935
Intuit, Inc.	1,145,000	56,483
Microsoft Corp.	9,555,000	254,163
Oracle Corp.	13,865,000	389,191
QLIK Technologies, Inc. (a)(d)(e)	6,807,276	172,769
RealPage, Inc. (d)	2,674,991	55,693
Red Hat, Inc. (a)(e)	15,243,586	602,731
salesforce.com, Inc. (a)(e)	9,260,594	1,192,301
Solera Holdings, Inc.	1,950,051	114,370
SuccessFactors, Inc. (a)(e)	7,902,112	184,593
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
TiVo, Inc. (a)(d)(e)	11,624,576	$ 123,221
VMware, Inc. Class A (a)	2,057,533	194,149
		3,569,101
TOTAL INFORMATION TECHNOLOGY		12,468,978
MATERIALS - 4.3%
Chemicals - 2.5%
CF Industries Holdings, Inc.	1,060,000	193,789
Dow Chemical Co.	5,080,000	144,526
E.I. du Pont de Nemours & Co.	2,380,000	114,883
Minerals Technologies, Inc. (e)	1,242,580	72,082
Monsanto Co.	3,359,978	231,603
OM Group, Inc. (a)	196,925	6,229
Potash Corp. of Saskatchewan, Inc.	678,600	39,128
The Mosaic Co.	1,985,000	141,193
		943,433
Metals & Mining - 1.8%
Alcoa, Inc.	2,750,000	35,228
Barrick Gold Corp.	1,554,000	79,112
Fortescue Metals Group Ltd.	15,845,000	102,515
Freeport-McMoRan Copper & Gold, Inc.	5,070,000	239,000
Molycorp, Inc. (a)(d)	1,977,400	111,763
Mongolian Mining Corp.	25,802,500	28,534
Newmont Mining Corp.	1,290,000	80,780
Nucor Corp.	200,000	7,216
		684,148
TOTAL MATERIALS		1,627,581
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Corp. Class A (a)(d)	8,089,050	25,966
TOTAL COMMON STOCKS (Cost $27,887,578)		37,683,176
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (g)	434,274	$ 20,000
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	7,160
Merrimack Pharmaceuticals, Inc. Series G (g)	1,428,572	10,000
		17,160
TOTAL CONVERTIBLE PREFERRED STOCKS		37,160
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	70,000	11,661
TOTAL PREFERRED STOCKS (Cost $71,393)		48,821
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.11% (b)	88,237,295	88,237
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	947,527,472	947,527
TOTAL MONEY MARKET FUNDS (Cost $1,035,764)		1,035,764
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $28,994,735)		38,767,761
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(957,501)
NET ASSETS - 100%		$ 37,810,260
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $56,762,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,264,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 43,965
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 10,000
Michael Kors Holdings Ltd.	7/8/11	$ 20,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 99
Fidelity Securities Lending Cash Central Fund	8,281
Total	$ 8,380
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 1,903	$ -	$ 84	$ -	$ 3,794
Acorda Therapeutics, Inc.	63,211	-	61,122	-	-
Alexion Pharmaceuticals, Inc.	568,561	-	394,457	-	-
Alkermes, Inc.	106,710	-	-	-	176,560
Alnylam Pharmaceuticals, Inc.	38,564	-	-	-	29,418
Amylin Pharmaceuticals, Inc.	184,117	847	-	-	163,342
Array Biopharma, Inc.	15,276	-	-	-	10,136
Atheros Communications, Inc.	203,294	-	278,202	-	-
Atheros Communications, Inc.	56,703	-	78,367	-	-
Auxilium Pharmaceuticals, Inc.	68,703	-	79,953	-	-
BJ's Restaurants, Inc.	99,270	1,325	13,313	-	112,752
Celera Corp.	44,735	-	60,091	-	-
Cepheid, Inc.	117,604	4,249	-	-	222,548
Coinstar, Inc.	210,829	13,693	70,515	-	84,419
Cypress Semiconductor Corp.	256,903	8,184	-	1,512	266,163
Dendreon Corp.	465,871	-	452,101	-	-
Endocyte, Inc.	-	16,293	-	-	21,034
Exelixis, Inc.	59,051	25,745	-	-	95,621
Fossil, Inc.	192,787	244,193	-	-	519,597
Fresh Market, Inc.	50,253	82,148	42,515	-	-
HeartWare International, Inc.	104,568	-	29,054	-	-
Herbalife Ltd.	305,517	48,154	-	5,074	553,827
Human Genome Sciences, Inc.	411,813	55,195	-	-	245,390
ImmunoGen, Inc.	56,534	8,772	-	-	81,732
Immunomedics, Inc.	23,707	-	-	-	30,180
Infinera Corp.	82,605	-	-	-	76,076
Insulet Corp.	50,974	1,977	-	-	67,410
InterMune, Inc.	69,535	17,271	5,984	-	150,724
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ICG Group, Inc. (formerly Internet Capital Group, Inc.)	$ 46,772	$ -	$ -	$ -	$ 38,675
International Rectifier Corp.	166,473	18,253	71,916	-	86,146
Isis Pharmaceuticals, Inc.	93,573	360	-	-	74,584
JetBlue Airways Corp.	199,485	36	-	-	127,824
Lexicon Pharmaceuticals, Inc.	41,877	6,054	-	-	45,909
lululemon athletica, Inc.	371,777	-	81,269	-	663,169
Lumber Liquidators Holdings, Inc.	59,092	5,454	-	-	41,789
MAP Pharmaceuticals, Inc.	38,297	920	-	-	38,215
MaxLinear, Inc. Class A	21,261	3,944	-	-	13,539
MediFast, Inc.	37,512	-	27,423	-	-
Mellanox Technologies Ltd.	75,591	4,976	-	-	98,258
Metabolix, Inc.	23,427	7,065	-	-	17,073
Micromet, Inc.	63,065	2,791	-	-	44,274
Minerals Technologies, Inc.	117,274	-	39,424	259	72,082
Momenta Pharmaceuticals, Inc.	49,639	-	-	-	55,075
Myrexis, Inc.	8,111	-	1,295	-	4,729
NPS Pharmaceuticals, Inc.	32,578	20,497	1,650	-	54,925
OM Group, Inc.	88,736	69	73,180	-	-
OpenTable, Inc.	155,040	-	152,825	-	-
Pharmasset, Inc.	146,935	19,798	-	-	488,285
Power Integrations, Inc.	61,403	-	60,395	17	-
PrivateBancorp, Inc.	22,162	27,060	-	68	33,233
QLIK Technologies, Inc.	48,800	141,874	13,132	-	172,769
Rambus, Inc.	229,263	-	-	-	133,020
Red Hat, Inc.	821,871	-	153,083	-	602,731
Regeneron Pharmaceuticals, Inc.	246,213	17,733	-	-	523,828
Rigel Pharmaceuticals, Inc.	41,472	11,798	-	-	51,613
Riverbed Technology, Inc.	412,019	64,096	-	-	344,573
Rubicon Technology, Inc.	32,154	-	24,425	-	-
salesforce.com, Inc.	1,682,556	-	386,005	-	1,192,301
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Seattle Genetics, Inc.	$ 152,840	$ 19,617	$ -	$ -	$ 197,857
Silicon Graphics International Corp.	-	55,081	-	-	47,387
Silicon Image, Inc.	-	56,438	-	-	33,744
Silicon Laboratories, Inc.	195,437	-	-	-	159,046
SodaStream International Ltd.	-	62,221	-	-	46,190
SuccessFactors, Inc.	229,086	11,979	-	-	184,593
Tessera Technologies, Inc.	92,918	5,584	39,400	-	-
TiVo, Inc.	94,732	1,164	-	-	123,221
Transition Therapeutics, Inc.	5,839	-	-	-	4,665
Tupperware Brands Corp.	138,046	33,142	28,416	2,912	202,825
Universal Display Corp.	94,559	30,684	104,413	-	-
Vera Bradley, Inc.	46,059	65,811	27,883	-	85,095
VeriFone Systems, Inc.	298,260	-	248,702	-	-
Vertex Pharmaceuticals, Inc.	385,900	90,862	216,076	-	-
Volterra Semiconductor Corp.	55,865	2,190	-	-	52,109
Total	$ 11,133,567	$ 1,315,597	$ 3,316,670	$ 9,842	$ 9,066,074
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,761,993	$ 5,741,993	$ -	$ 20,000
Consumer Staples	3,652,255	3,652,255	-	-
Energy	4,177,755	4,177,755	-	-
Financials	1,510,368	1,510,368	-	-
Health Care	5,847,049	5,829,738	-	17,311
Industrials	2,660,052	2,660,052	-	-
Information Technology	12,468,978	12,425,025	-	43,953
Materials	1,627,581	1,627,581	-	-
Telecommunication Services	25,966	25,966	-	-
Money Market Funds	1,035,764	1,035,764	-	-
Total Investments in Securities:	$ 38,767,761	$ 38,686,497	$ -	$ 81,264
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,311
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12)
Cost of Purchases	73,965
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 81,264
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (12)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $29,114,484,000. Net unrealized appreciation aggregated $9,653,277,000, of which $12,692,233,000 related to appreciated investment securities and $3,038,956,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Strategies Fund - Growth Strategies
Class K

August 31, 2011

1.805759.107

FEG-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.6%
Tesla Motors, Inc. (a)	475,017	$ 11,752
Distributors - 0.0%
Indiabulls Wholesale Services Ltd.	656,444	75
Diversified Consumer Services - 1.0%
Weight Watchers International, Inc.	297,139	17,983
Hotels, Restaurants & Leisure - 4.2%
Las Vegas Sands Corp. (a)	634,903	29,567
Panera Bread Co. Class A (a)	267,559	30,809
Wynn Resorts Ltd.	126,500	19,572
		79,948
Internet & Catalog Retail - 1.5%
Priceline.com, Inc. (a)	54,462	29,260
Media - 1.2%
Discovery Communications, Inc. (a)	536,568	22,686
Specialty Retail - 3.4%
Abercrombie & Fitch Co. Class A	267,588	17,021
Body Central Corp.	256,348	4,448
Limited Brands, Inc.	544,850	20,563
Tractor Supply Co.	375,497	23,044
		65,076
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	294,831	19,653
TOTAL CONSUMER DISCRETIONARY		246,433
CONSUMER STAPLES - 8.4%
Beverages - 3.9%
Hansen Natural Corp. (a)	481,684	41,097
Heckmann Corp. (a)(d)	5,760,236	33,352
		74,449
Food & Staples Retailing - 1.6%
Whole Foods Market, Inc.	462,000	30,506
Food Products - 2.9%
Green Mountain Coffee Roasters, Inc. (a)	243,001	25,452
Mead Johnson Nutrition Co. Class A	331,942	23,651
Origin Agritech Ltd. (a)(d)(e)	2,515,000	7,294
		56,397
TOTAL CONSUMER STAPLES		161,352
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.6%
Energy Equipment & Services - 3.0%
Cameron International Corp. (a)	369,800	$ 19,215
Dresser-Rand Group, Inc. (a)	416,447	17,678
Rowan Companies, Inc. (a)	559,300	20,174
		57,067
Oil, Gas & Consumable Fuels - 11.6%
Alpha Natural Resources, Inc. (a)	301,500	9,971
Amyris, Inc. (d)	389,236	7,812
Bumi PLC	2,214,443	34,878
Cabot Oil & Gas Corp.	267,500	20,293
Concho Resources, Inc. (a)	110,600	9,617
Continental Resources, Inc. (a)	340,600	19,036
El Paso Corp.	1,118,900	21,416
EV Energy Partners LP	264,331	18,207
EXCO Resources, Inc.	680,900	9,110
Oasis Petroleum, Inc. (a)(d)	389,200	10,353
Peabody Energy Corp.	418,155	20,406
Plains Exploration & Production Co. (a)	326,000	9,588
QEP Resources, Inc.	521,800	18,373
Solazyme, Inc. (d)	300,000	4,203
Whiting Petroleum Corp. (a)	204,500	9,634
		222,897
TOTAL ENERGY		279,964
FINANCIALS - 1.5%
Real Estate Investment Trusts - 1.0%
SL Green Realty Corp.	267,527	19,326
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	131,348	8,788
TOTAL FINANCIALS		28,114
HEALTH CARE - 14.7%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. (a)	379,870	22,012
Human Genome Sciences, Inc. (a)(d)	1,644,144	21,160
Idenix Pharmaceuticals, Inc. (a)	3,269,284	18,995
United Therapeutics Corp. (a)	521,032	22,483
Vertex Pharmaceuticals, Inc. (a)	413,500	18,719
		103,369
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 8.0%
ArthroCare Corp. (a)	1,089,534	$ 35,334
Cyberonics, Inc. (a)	1,386,093	39,102
Edwards Lifesciences Corp. (a)	299,545	22,601
NuVasive, Inc. (a)(d)	622,062	15,073
Volcano Corp. (a)	682,160	20,431
Zoll Medical Corp. (a)	461,881	20,637
		153,178
Health Care Providers & Services - 0.5%
Catalyst Health Solutions, Inc. (a)	180,292	9,685
Health Care Technology - 0.5%
Merge Healthcare, Inc. (a)	1,770,089	10,479
Life Sciences Tools & Services - 0.3%
Sequenom, Inc. (a)	813,703	4,988
TOTAL HEALTH CARE		281,699
INDUSTRIALS - 11.2%
Building Products - 1.9%
Lennox International, Inc.	599,603	18,720
Owens Corning (a)	589,200	17,122
		35,842
Construction & Engineering - 1.1%
Fluor Corp.	340,500	20,675
Electrical Equipment - 2.0%
Cooper Industries PLC Class A	408,900	19,374
Roper Industries, Inc.	262,650	20,211
		39,585
Machinery - 5.7%
CNH Global NV (a)	633,749	20,990
Dover Corp.	340,500	19,586
IDEX Corp.	321,000	11,935
Ingersoll-Rand Co. Ltd.	572,825	19,195
Pall Corp.	432,800	22,129
WABCO Holdings, Inc. (a)	322,723	15,055
		108,890
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)(d)(e)	2,953,982	9,866
TOTAL INDUSTRIALS		214,858
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.1%
Polycom, Inc. (a)	1,367,755	$ 32,553
Riverbed Technology, Inc. (a)	302,796	7,503
		40,056
Computers & Peripherals - 0.5%
SanDisk Corp. (a)	252,900	9,269
Electronic Equipment & Components - 0.9%
Maxwell Technologies, Inc. (a)(d)	957,347	16,591
Internet Software & Services - 1.7%
Blinkx PLC (a)	832,657	1,545
Mail.ru Group Ltd. GDR (Reg. S)	153,600	5,527
Rackspace Hosting, Inc. (a)	524,254	19,167
Velti PLC (a)	713,300	6,748
		32,987
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	298,550	18,943
Semiconductors & Semiconductor Equipment - 1.0%
Ceva, Inc. (a)	500,599	13,316
Freescale Semiconductor Holdings I Ltd.	583,200	6,707
		20,023
Software - 9.4%
ANSYS, Inc. (a)	394,371	21,288
Ariba, Inc. (a)	355,100	9,634
Autodesk, Inc. (a)	618,999	17,456
Check Point Software Technologies Ltd. (a)	180,053	9,802
Citrix Systems, Inc. (a)	316,094	19,102
Informatica Corp. (a)	436,467	18,236
Intuit, Inc.	457,500	22,568
Magma Design Automation, Inc. (a)(e)	4,486,382	22,836
Nuance Communications, Inc. (a)	1,037,072	19,248
Rovi Corp. (a)	414,324	20,256
		180,426
TOTAL INFORMATION TECHNOLOGY		318,295
MATERIALS - 13.0%
Chemicals - 8.8%
CF Industries Holdings, Inc.	472,622	86,398
CVR Partners LP	1,491,393	36,286
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	301,600	$ 20,789
The Mosaic Co.	350,298	24,917
		168,390
Metals & Mining - 4.2%
First Quantum Minerals Ltd. (d)	900,500	22,154
Fortescue Metals Group Ltd.	1,605,080	10,385
Ivanhoe Mines Ltd. (a)	951,700	21,878
Vallares PLC	319,300	5,120
Walter Energy, Inc.	243,100	19,871
		79,408
TOTAL MATERIALS		247,798
TOTAL COMMON STOCKS (Cost $1,872,541)		1,778,513
Nonconvertible Preferred Stocks - 2.0%

CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
Porsche Automobil Holding SE (Germany) (Cost $35,229)	554,050	37,518
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (b)	42,120,471	42,120
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	53,971,025	53,971
TOTAL MONEY MARKET FUNDS (Cost $96,091)		96,091
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,003,861)		1,912,122
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,075
NET ASSETS - 100%		$ 1,914,197
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	226
Total	$ 254
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 62,405	$ 13,133	$ 43,973	$ -	$ -
Cyberonics, Inc.	57,660	18,267	46,952	-	-
Heckmann Corp.	37,911	8,693	34,438	-	-
Magma Design Automation, Inc.	-	17,405	-	-	22,836
NuVasive, Inc.	48,979	5,217	42,705	-	-
Origin Agritech Ltd.	14,841	5,135	-	-	7,294
Ultrapetrol (Bahamas) Ltd.	20,412	-	-	-	9,866
Total	$ 242,208	$ 67,850	$ 168,068	$ -	$ 39,996
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 283,951	$ 283,876	$ 75	$ -
Consumer Staples	161,352	161,352	-	-
Energy	279,964	279,964	-	-
Financials	28,114	28,114	-	-
Health Care	281,699	281,699	-	-
Industrials	214,858	214,858	-	-
Information Technology	318,295	318,295	-	-
Materials	247,798	247,798	-	-
Money Market Funds	96,091	96,091	-	-
Total Investments in Securities:	$ 1,912,122	$ 1,912,047	$ 75	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 9,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(9,854)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $2,003,861,000. Net unrealized depreciation aggregated $91,739,000, of which $156,046,000 related to appreciated investment securities and $247,785,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2011

1.805750.107

NMF-QTLY-1011

Investments August 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	170,900	$ 4,228
Distributors - 0.3%
Pool Corp.	172,300	4,468
Diversified Consumer Services - 0.1%
Stewart Enterprises, Inc. Class A	375,000	2,273
Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings, Inc.	151,300	4,171
Bravo Brio Restaurant Group, Inc.	288,000	5,976
Denny's Corp. (a)	1,142,200	4,329
McCormick & Schmick's Seafood Restaurants (a)	417,200	2,603
Starbucks Corp.	255,600	9,871
Texas Roadhouse, Inc. Class A	104,400	1,493
		28,443
Household Durables - 1.1%
D.R. Horton, Inc.	381,500	4,013
PulteGroup, Inc. (a)	400,000	1,920
Toll Brothers, Inc. (a)	172,400	2,964
Tupperware Brands Corp.	154,600	10,281
		19,178
Internet & Catalog Retail - 0.3%
Rakuten, Inc.	4,778	5,398
Leisure Equipment & Products - 0.5%
Brunswick Corp.	512,442	8,143
Media - 3.1%
Comcast Corp. Class A	769,400	16,550
Discovery Communications, Inc. (a)	125,000	5,285
Legend Pictures LLC (a)(f)(g)	697	523
The Walt Disney Co.	337,600	11,499
Time Warner, Inc.	358,300	11,344
Viacom, Inc. Class B (non-vtg.)	212,100	10,232
		55,433
Multiline Retail - 0.2%
Nordstrom, Inc.	95,600	4,346
Specialty Retail - 1.9%
Carphone Warehouse Group PLC	500,000	2,882
Dick's Sporting Goods, Inc. (a)	150,000	5,270
Lithia Motors, Inc. Class A (sub. vtg.)	335,600	6,333
Lowe's Companies, Inc.	507,800	10,120
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	626,782	$ 4,256
Sally Beauty Holdings, Inc. (a)	305,500	5,163
		34,024
TOTAL CONSUMER DISCRETIONARY		165,934
CONSUMER STAPLES - 12.6%
Beverages - 0.3%
Hansen Natural Corp. (a)	50,000	4,266
Food & Staples Retailing - 0.5%
Drogasil SA	328,100	2,576
Whole Foods Market, Inc.	97,900	6,464
		9,040
Food Products - 5.2%
Danone	150,100	10,257
Green Mountain Coffee Roasters, Inc. (a)	543,125	56,887
Kraft Foods, Inc. Class A	400,000	14,008
Ralcorp Holdings, Inc. (a)	63,000	5,454
Sara Lee Corp.	361,500	6,521
		93,127
Household Products - 3.5%
Church & Dwight Co., Inc.	140,000	6,096
Colgate-Palmolive Co.	197,300	17,751
Procter & Gamble Co.	595,000	37,890
		61,737
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	143,300	6,060
Prestige Brands Holdings, Inc. (a)	300,000	3,231
		9,291
Tobacco - 2.6%
Altria Group, Inc.	668,000	18,163
British American Tobacco PLC sponsored ADR	106,500	9,543
Lorillard, Inc.	147,100	16,390
Philip Morris CR A/S	3,300	2,080
		46,176
TOTAL CONSUMER STAPLES		223,637
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.2%
Oil, Gas & Consumable Fuels - 12.2%
Anadarko Petroleum Corp.	190,900	$ 14,079
BG Group PLC	238,883	5,167
Chesapeake Energy Corp.	151,000	4,891
Chevron Corp.	369,700	36,567
Concho Resources, Inc. (a)	47,800	4,156
EV Energy Partners LP	155,100	10,683
Exxon Mobil Corp.	1,118,577	82,811
Imperial Oil Ltd.	80,700	3,310
Niko Resources Ltd.	50,300	2,863
Noble Energy, Inc.	54,800	4,842
Occidental Petroleum Corp.	288,100	24,990
Plains Exploration & Production Co. (a)	100,000	2,941
Royal Dutch Shell PLC Class A sponsored ADR	133,256	8,935
SouthGobi Energy Resources Ltd. (a)	239,700	2,352
Southwestern Energy Co. (a)	150,600	5,715
Suncor Energy, Inc.	100,000	3,205
		217,507
FINANCIALS - 13.0%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	301,700	6,236
E*TRADE Financial Corp. (a)	229,325	2,834
KKR & Co. LP	450,000	5,760
Morgan Stanley	430,000	7,525
		22,355
Commercial Banks - 4.6%
Alliance Financial Corp. (e)	260,476	7,892
BB&T Corp.	184,100	4,104
FirstMerit Corp.	444,200	5,535
M&T Bank Corp.	87,100	6,626
SunTrust Banks, Inc.	191,100	3,803
Susquehanna Bancshares, Inc.	559,400	3,754
U.S. Bancorp	448,800	10,417
Webster Financial Corp.	248,800	4,503
Wells Fargo & Co.	1,354,700	35,358
		81,992
Diversified Financial Services - 3.8%
New Academy Holding Co. LLC unit (a)(f)(g)	66,000	6,626
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	872,500	$ 32,771
KKR Financial Holdings LLC	3,158,800	27,324
		66,721
Insurance - 1.6%
Arch Capital Group Ltd. (a)	153,600	5,173
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,800	5,162
Fidelity National Financial, Inc. Class A	315,000	5,352
Lincoln National Corp.	369,000	7,657
Unum Group	230,000	5,414
		28,758
Real Estate Investment Trusts - 0.6%
American Capital Agency Corp.	223,600	6,375
Annaly Capital Management, Inc.	256,300	4,647
		11,022
Thrifts & Mortgage Finance - 1.1%
BankUnited, Inc.	60,400	1,416
First Niagara Financial Group, Inc.	366,100	3,939
MGIC Investment Corp. (a)	1,423,000	3,700
Ocwen Financial Corp. (a)	390,900	5,394
Radian Group, Inc. (d)	1,769,923	5,894
		20,343
TOTAL FINANCIALS		231,191
HEALTH CARE - 13.3%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	190,400	11,033
ARIAD Pharmaceuticals, Inc. (a)	407,700	4,012
AVEO Pharmaceuticals, Inc. (a)	143,800	2,442
BioMarin Pharmaceutical, Inc. (a)	150,000	4,438
Dynavax Technologies Corp. (a)	700,000	1,680
Inhibitex, Inc. (a)	954,980	3,371
Isis Pharmaceuticals, Inc. (a)	234,400	1,756
Keryx Biopharmaceuticals, Inc. (a)(d)	900,000	3,663
Medivir AB (B Shares) (a)	258,700	3,958
Neurocrine Biosciences, Inc. (a)	668,900	4,107
SIGA Technologies, Inc. (a)(d)	627,719	3,603
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	250,000	$ 4,750
ZIOPHARM Oncology, Inc. (a)(d)	500,000	2,865
		51,678
Health Care Equipment & Supplies - 2.4%
Covidien PLC	176,800	9,225
HeartWare International, Inc. CDI (a)	9,290,545	17,039
Mako Surgical Corp. (a)(d)	250,626	8,997
Masimo Corp.	162,000	3,997
Volcano Corp. (a)	100,000	2,995
		42,253
Health Care Providers & Services - 2.0%
Air Methods Corp. (a)	60,000	3,993
Capital Senior Living Corp. (a)	583,800	4,192
Centene Corp. (a)	120,000	3,827
Emeritus Corp. (a)	200,915	3,514
Express Scripts, Inc. (a)	161,300	7,571
Henry Schein, Inc. (a)	77,600	5,115
Medco Health Solutions, Inc. (a)	143,600	7,775
		35,987
Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	95,900	5,227
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc. (a)	222,700	8,211
ICON PLC sponsored ADR (a)	135,000	2,877
PerkinElmer, Inc.	187,700	4,293
		15,381
Pharmaceuticals - 4.8%
Cadence Pharmaceuticals, Inc. (a)(d)	526,200	3,441
Eli Lilly & Co.	436,400	16,369
GlaxoSmithKline PLC	660,700	14,070
Hospira, Inc. (a)	75,000	3,465
Novo Nordisk A/S Series B sponsored ADR	61,200	6,528
Pfizer, Inc.	1,783,800	33,857
Shire PLC sponsored ADR	83,600	8,118
		85,848
TOTAL HEALTH CARE		236,374
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.5%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	54,800	$ 8,979
Raytheon Co.	196,000	8,473
Textron, Inc.	191,100	3,224
		20,676
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	129,016	4,063
Airlines - 0.4%
Copa Holdings SA Class A	117,600	8,129
Building Products - 0.4%
Lennox International, Inc.	81,500	2,544
Owens Corning (a)	133,800	3,888
		6,432
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	164,600	8,867
The Geo Group, Inc. (a)	191,100	4,103
		12,970
Electrical Equipment - 0.6%
GrafTech International Ltd. (a)	235,300	3,694
Polypore International, Inc. (a)	104,800	6,463
		10,157
Machinery - 0.5%
Blount International, Inc. (a)	233,800	3,675
Pall Corp.	100,000	5,113
		8,788
Professional Services - 1.7%
Acacia Research Corp. - Acacia Technologies (a)	379,008	16,563
IHS, Inc. Class A (a)	35,000	2,716
Kforce, Inc. (a)	188,700	1,959
Michael Page International PLC	561,311	3,555
Qualicorp SA	201,000	1,818
Robert Half International, Inc.	140,600	3,363
		29,974
Road & Rail - 0.6%
Kansas City Southern (a)	129,500	7,014
Tegma Gestao Logistica	250,000	3,486
		10,500
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Rush Enterprises, Inc. Class A (a)	200,300	$ 3,686
TOTAL INDUSTRIALS		115,375
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,442,500	22,618
Polycom, Inc. (a)	200,000	4,760
RADWARE Ltd. (a)	100,000	2,656
Riverbed Technology, Inc. (a)	103,900	2,575
		32,609
Computers & Peripherals - 5.5%
Apple, Inc. (a)	191,800	73,810
Hewlett-Packard Co.	634,700	16,521
NetApp, Inc. (a)	202,800	7,629
		97,960
Electronic Equipment & Components - 1.5%
Corning, Inc.	674,200	10,133
Everlight Electronics Co. Ltd.	881,263	1,646
Fabrinet (a)	200,870	3,312
Measurement Specialties, Inc. (a)	266,500	8,323
Universal Display Corp. (a)(d)	86,100	4,225
		27,639
Internet Software & Services - 2.0%
Blinkx PLC (a)(d)	3,104,400	5,759
Google, Inc. Class A (a)	29,600	16,012
Open Text Corp. (a)	70,600	4,183
Rackspace Hosting, Inc. (a)(d)	109,000	3,985
SciQuest, Inc.	326,800	4,892
		34,831
IT Services - 4.7%
Accenture PLC Class A	167,000	8,950
Cardtronics, Inc. (a)	126,800	3,140
Fidelity National Information Services, Inc.	192,000	5,411
International Business Machines Corp.	288,700	49,630
MasterCard, Inc. Class A	49,000	16,156
		83,287
Semiconductors & Semiconductor Equipment - 0.4%
Ceva, Inc. (a)	125,000	3,325
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Epistar Corp.	726,317	$ 1,552
Siliconware Precision Industries Co. Ltd. sponsored ADR	320,900	1,473
		6,350
Software - 6.2%
Aspen Technology, Inc. (a)	250,000	4,198
Autonomy Corp. PLC (a)	639,241	26,157
CA, Inc.	238,900	5,015
Callidus Software, Inc. (a)(d)	701,300	3,394
Check Point Software Technologies Ltd. (a)	86,200	4,693
Citrix Systems, Inc. (a)	74,900	4,526
Concur Technologies, Inc. (a)	109,200	4,567
Informatica Corp. (a)	88,000	3,677
Kenexa Corp. (a)	215,034	4,526
MICROS Systems, Inc. (a)	76,500	3,646
Nice Systems Ltd. sponsored ADR (a)	126,900	3,961
Nuance Communications, Inc. (a)	704,100	13,068
Oracle Corp.	487,700	13,690
Red Hat, Inc. (a)	83,400	3,298
Solera Holdings, Inc.	92,500	5,425
Taleo Corp. Class A (a)	277,500	7,162
Trion World Network, Inc. warrants 8/10/17 (a)(g)	28,652	0
		111,003
TOTAL INFORMATION TECHNOLOGY		393,679
MATERIALS - 0.5%
Metals & Mining - 0.5%
Gem Diamonds Ltd. (a)	1,066,200	3,670
Ivanhoe Mines Ltd. (a)	244,045	5,610
		9,280
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.3%
Iliad SA	25,000	3,001
TalkTalk Telecom Group PLC	1,000,000	2,080
		5,081
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	392,700	10,344
TOTAL TELECOMMUNICATION SERVICES		15,425
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.9%
Electric Utilities - 1.7%
Duke Energy Corp.	816,900	$ 15,448
Southern Co.	344,200	14,236
		29,684
Multi-Utilities - 1.2%
Alliant Energy Corp.	124,200	5,039
TECO Energy, Inc.	728,000	13,322
YTL Corp. Bhd	6,305,640	2,763
		21,124
TOTAL UTILITIES		50,808
TOTAL COMMON STOCKS (Cost $1,389,869)		1,659,210
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Ning, Inc. Series D 8.00% (a)(g)	419,580	2,473
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(g)	910,747	3,898
Series C-1, 8.00% (a)(g)	71,630	307
		4,205
TOTAL INFORMATION TECHNOLOGY		6,678
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	116,725	7,904
Volkswagen AG	22,300	3,715
		11,619
TOTAL PREFERRED STOCKS (Cost $18,785)		18,297
Money Market Funds - 6.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	94,735,542	$ 94,736
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,623,426	21,623
TOTAL MONEY MARKET FUNDS (Cost $116,359)		116,359
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,525,013)		1,793,866
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,487)
NET ASSETS - 100%		$ 1,779,379
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,827,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$ 6,956
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Legend Pictures LLC	9/23/10	$ 523
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	620
Total	$ 653
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Financial Corp.	$ 3,307	$ 4,683	$ -	$ 175	$ 7,892
Total	$ 3,307	$ 4,683	$ -	$ 175	$ 7,892
Other Information

The following is a summary of the inputs used, as of August 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,553	$ 171,632	$ 5,398	$ 523
Consumer Staples	223,637	223,637	-	-
Energy	217,507	217,507	-	-
Financials	231,191	224,565	-	6,626
Health Care	236,374	222,304	14,070	-
Industrials	115,375	115,375	-	-
Information Technology	400,357	393,679	-	6,678
Materials	9,280	9,280	-	-
Telecommunication Services	15,425	15,425	-	-
Utilities	50,808	48,045	2,763	-
Money Market Funds	116,359	116,359	-	-
Total Investments in Securities:	$ 1,793,866	$ 1,757,808	$ 22,231	$ 13,827
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,201
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(330)
Cost of Purchases	6,956
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 13,827
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2011	$ (330)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2011, the cost of investment securities for income tax purposes was $1,534,233,000. Net unrealized appreciation aggregated $259,633,000, of which $357,370,000 related to appreciated investment securities and $97,737,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2011